Document and Entity Information	Jul. 25, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001795250
Document Type	8-K
Document Period End Date	Jul. 25, 2025
Entity Registrant Name	SPHERE ENTERTAINMENT CO.
Entity Incorporation State Country Code	NV
Entity File Number	001-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(725)
Local Phone Number	258-0001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	SPHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false